SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

SUPPLEMENTAL SCHEDULE

OGE ENERGY CORP.

EMPLOYEES' STOCK OWNERSHIP AND RETIREMENT SAVINGS PLAN

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

EMPLOYER IDENTIFICATION NUMBER: 73-1481638

PLAN NUMBER: 003

DECEMBER 31, 2025

(a)	(b)	(c)	(d)	(e)
	Issuer	Description of Investment	Cost	Current Value
*	OGE Energy Corp.	Common stock, $0.01 par value	**	$134,020,028
	American Funds	EuroPacific Growth Fund (Class R6), mutual fund	**	17,308,439
	American Funds	American Mutual Fund (Class R6), mutual fund	**	15,254,875
	Conestoga	Conestoga Small Cap Stock Fund, mutual fund	**	4,957,117
*	Fidelity Mgmt. Trust Co.	Blue Chip Growth Fund (Class K6), mutual fund	**	109,602,344
*	Fidelity Mgmt. Trust Co.	BrokerageLink®, self-directed brokerage account	**	59,786,588
*	Fidelity Mgmt. Trust Co.	Contrafund (Class K6), mutual fund	**	103,655,237
*	Fidelity Mgmt. Trust Co.	Freedom K® Income Fund (Class K6), mutual fund	**	3,840
*	Fidelity Mgmt. Trust Co.	Freedom K® Retirement Fund (Class K6), mutual fund	**	3,551
	American Funds	2010 Target Date Retirement Fund (Class R6), mutual fund	**	1,803,997
	American Funds	2015 Target Date Retirement Fund (Class R6), mutual fund	**	1,841,698
	American Funds	2020 Target Date Retirement Fund (Class R6), mutual fund	**	6,824,335
	American Funds	2025 Target Date Retirement Fund (Class R6), mutual fund	**	11,867,908
	American Funds	2030 Target Date Retirement Fund (Class R6), mutual fund	**	30,067,794
	American Funds	2035 Target Date Retirement Fund (Class R6), mutual fund	**	31,961,720
	American Funds	2040 Target Date Retirement Fund (Class R6), mutual fund	**	37,788,677
	American Funds	2045 Target Date Retirement Fund (Class R6), mutual fund	**	34,760,691
	American Funds	2050 Target Date Retirement Fund (Class R6), mutual fund	**	34,074,073
	American Funds	2055 Target Date Retirement Fund (Class R6), mutual fund	**	26,357,129
	American Funds	2060 Target Date Retirement Fund (Class R6), mutual fund	**	14,796,899
	American Funds	2065 Target Date Retirement Fund (Class R6), mutual fund	**	6,216,818
	American Funds	2070 Target Date Retirement Fund (Class R6), mutual fund	**	246,568
*	Fidelity Mgmt. Trust Co.	Low-Priced Stock Fund (Class K), mutual fund	**	10,719,550
*	Fidelity Mgmt. Trust Co.	Managed Income Portfolio II, collective trust	**	21,948,629
*	Fidelity Mgmt. Trust Co.	Retirement Money Market, interest-bearing cash	**	172,172
*	Fidelity Mgmt. Trust Co.	U.S. Bond Index Fund, mutual fund	**	13,935,831
*	Fidelity Mgmt. Trust Co.	Small Cap Index Fund, mutual fund	**	770,852
*	Fidelity Mgmt. Trust Co.	Mid Cap Index Fund, mutual fund	**	14,568,176
*	Fidelity Mgmt. Trust Co.	500 Index Fund, mutual fund	**	73,994,931
*	Fidelity Mgmt. Trust Co.	Global ex U.S. Index Fund, mutual fund	**	31,210,291
	Glenmede	Small Cap Equity Portfolio (Institutional Class), mutual fund	**	9,161,557
	Loomis Sayles	Core Plus Bond Fund, mutual fund	**	18,770,099
	T. Rowe Price	Mid Cap Growth Fund, mutual fund	**	11,513,855
	Touchstone	Large Cap Fund, mutual fund	**	19,056,586
	Victory	Sycamore Established Value Fund (Class R6), mutual fund	**	8,341,663
*	Participants	Notes receivable from participants, with various maturity dates and interest rates ranging from 4.25% to 9.50%	—	13,072,943
		Total investments and notes receivable from participants		$930,437,461

*	Party-in-interest
**	Investments are participant-directed, thus cost information is not applicable.